Average balance sheet and interest rates - Variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Average balance sheet and interest rates
Interest income - Change Due to Volume	$ 1,077	$ 1,551
Interest income - Change Due to Rate	262	(2,141)
Total change in interest income	1,339	(590)
Interest expense - Change Due to Volume	429	696
Interest expense - Change Due to Rate	(79)	(1,654)
Total change in interest expense	350	(958)
Net interest income - Change Due to Volume	648	855
Net interest income - Change Due to Rate	341	(487)
Total change in net interest income	989	368
Australia
Average balance sheet and interest rates
Net interest income - Change Due to Volume	608	736
Net interest income - Change Due to Rate	216	(352)
Total change in net interest income	824	384
New Zealand
Average balance sheet and interest rates
Net interest income - Change Due to Volume		88
Net interest income - Change Due to Rate	79	(113)
Total change in net interest income	79	(25)
Other Overseas
Average balance sheet and interest rates
Net interest income - Change Due to Volume	40	31
Net interest income - Change Due to Rate	46	(22)
Total change in net interest income	86	9
Payables due to other financial institutions | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	7	(15)
Interest expense - Change Due to Rate	14	(45)
Total change in interest expense	21	(60)
Payables due to other financial institutions | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	7	1
Interest expense - Change Due to Rate	1	(2)
Total change in interest expense	8	(1)
Payables due to other financial institutions | Other Overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(6)	(4)
Interest expense - Change Due to Rate	17	(1)
Total change in interest expense	11	(5)
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	223	693
Interest expense - Change Due to Rate	(259)	(1,150)
Total change in interest expense	(36)	(457)
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	7	75
Interest expense - Change Due to Rate	16	(182)
Total change in interest expense	23	(107)
Deposits and other borrowings | Other Overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	37	(52)
Interest expense - Change Due to Rate	129	115
Total change in interest expense	166	63
Loan capital | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(33)	156
Interest expense - Change Due to Rate	30	(31)
Total change in interest expense	(3)	125
Loan capital | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	75	2
Interest expense - Change Due to Rate	7
Total change in interest expense	82	2
Loan capital | Other Overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume		(16)
Interest expense - Change Due to Rate	2	(7)
Total change in interest expense	2	(23)
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	198	(237)
Interest expense - Change Due to Rate	54	(220)
Total change in interest expense	252	(457)
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(76)	98
Interest expense - Change Due to Rate	(91)	(138)
Total change in interest expense	(167)	(40)
Other interest bearing liabilities | Other Overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(10)	(5)
Interest expense - Change Due to Rate	1	7
Total change in interest expense	(9)	2
Receivables due from other financial institutions | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(36)	(19)
Interest income - Change Due to Rate	31	17
Total change in interest income	(5)	(2)
Receivables due from other financial institutions | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	(5)	5
Interest income - Change Due to Rate	3	(3)
Total change in interest income	(2)	2
Receivables due from other financial institutions | Other Overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	5	(3)
Interest income - Change Due to Rate		13
Total change in interest income	5	10
Trading securities and financial assets designated at fair value | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(23)	(6)
Interest income - Change Due to Rate	30	(59)
Total change in interest income	7	(65)
Trading securities and financial assets designated at fair value | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	(16)	4
Interest income - Change Due to Rate		(26)
Total change in interest income	(16)	(22)
Trading securities and financial assets designated at fair value | Other Overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(13)	(2)
Interest income - Change Due to Rate	6	2
Total change in interest income	(7)
Available-for-sale securities | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	90	141
Interest income - Change Due to Rate	29	(149)
Total change in interest income	119	(8)
Available-for-sale securities | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	(7)	13
Interest income - Change Due to Rate	(4)	(7)
Total change in interest income	(11)	6
Available-for-sale securities | Other Overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	17	(14)
Interest income - Change Due to Rate	(6)	3
Total change in interest income	11	(11)
Regulatory deposits with central banks overseas | Other Overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume		(2)
Interest income - Change Due to Rate	6	6
Total change in interest income	6	4
Loans and other receivables | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	972	1,217
Interest income - Change Due to Rate	(35)	(1,607)
Total change in interest income	937	(390)
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	41	242
Interest income - Change Due to Rate	13	(399)
Total change in interest income	54	(157)
Loans and other receivables | Other Overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	52	(25)
Interest income - Change Due to Rate	189	68
Total change in interest income	$ 241	$ 43